Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,823,000
Previously Paid Amount	0.00
Total Fee Amount	527.96
Total Offset Amount	0.00
Net Fee	527.96
Narrative - Max Aggregate Offering Price	$ 3,823,000
Final Prospectus	true